                                 UAM FUNDS TRUST
                           NEWBOLD'S EQUITY PORTFOLIO
                           INSTITUTIONAL CLASS SHARES

    SUPPLEMENT DATED MARCH 13, 1996 TO THE PROSPECTUS DATED JANUARY 29, 1995

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

    The following table provides financial highlights for the Newbold's Equity Portfolio (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended February 29, 1996 which is included in the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements inclduing the notes thereto.


                                                         September 13, 1995*
                                                        to February 29, 1996
                                                             (Unaudited)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................          0.12+
Net Realized and Unrealized Gain on
    Investments ........................................          0.59
----------------------------------------------------------------------------
          Total from Investment Operations .............          0.71
----------------------------------------------------------------------------

DISTRIBUTION
Net Investment Income ..................................         (0.07)
Net Realized Gain.......................................         (0.02)
----------------------------------------------------------------------------
          Total Distributions...........................         (0.09)
----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........................        $10.62
----------------------------------------------------------------------------
----------------------------------------------------------------------------

TOTAL RETURN ...........................................          7.17%++
----------------------------------------------------------------------------
----------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands) ..................       $12,964
Ratio of Net Expenses to Average Net Assets.............          0.90%**+
Ratio of Net Investment Income to Average
    Net Assets .........................................          2.63%**++
Portfolio Turnover Rate ................................            66%
----------------------------------------------------------------------------
*  Commencement of Operations
** Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.04 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

                               THE REGIS FUND II
                            THE REGIS SERVICE CENTER
                        C/O MUTUAL FUNDS SERVICE COMPANY
                                 P.O. BOX 2798
                             BOSTON, MA 02208-2798
                                 1-800-638-7983

--------------------------------------------------------------------------------
                           NEWBOLD'S EQUITY PORTFOLIO
                           INSTITUTIONAL CLASS SHARES
              INVESTMENT ADVISER: NEWBOLD'S ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------

                         PROSPECTUS -- JANUARY 29, 1995

    Newbold's Equity Portfolio is one of a series of investment portfolios available through The Regis Fund II (the "Fund"), an open-end investment company known as a "mutual fund." Each of the Portfolios that make up the Fund have different investment objectives and policies. In addition, several of the Fund's Portfolios offer two separate classes of shares: Institutional Class Shares and Institutional Service Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Institutional Service Class Shares bear certain fees payable by that class to financial institutions for services they provide to the owners of such shares. Newbold's Equity Portfolio currently offers only one class of shares. The securities offered in this Prospectus are Institutional Class Shares of one diversified, no-load Portfolio of the Fund managed by Newbold's Asset Management, Inc.

    The Newbold's Equity Portfolio seeks to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in a diversified portfolio of undervalued equity securities of statistically attractive companies. There can be no assurance that the Portfolio will achieve its stated objective.

    Please keep this Prospectus for future reference since it contains information that you should understand before you invest. You may also wish to review the Newbold's Equity Portfolio's "Statement of Additional Information" dated January 29, 1995 which was filed with the Securities and Exchange Commission and has been incorporated by reference into this Prospectus. (It is legally considered to be a part of this Prospectus). Please call or write The Regis Fund II at the above address to obtain a free copy of this Statement.

THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES  COMMISSION  NOR  HAS   THE
  SECURITIES  AND  EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES COMMISSION
    PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

 Fees and Expenses.......................................................    1

 Summary: About the Portfolio............................................    1

 Risk Factors............................................................    2

 Performance Calculations................................................    2

 Details on Investment Policies..........................................    3

 Buying, Selling and Exchanging Shares...................................    7

 How Share Prices are Determined.........................................   11

 Dividends, Capital Gains Distributions and Taxes........................   11

 Fund Management and Administration......................................   12

 General Fund Information................................................   13

 The Regis Family of Funds -- Institutional Class Shares.................   15

                               FEES AND EXPENSES

    Investors will be charged various fees and expenses incurred in managing the Newbold's Equity Portfolio (the "Portfolio") including:

    SHAREHOLDER TRANSACTION EXPENSES: These are the costs entailed in buying, selling or exchanging shares of the Portfolio. The Portfolio does not charge investors for shareholder transaction expenses. However, transaction fees may be charged if you are a customer of a broker-dealer or other financial intermediary who has established a shareholder servicing relationship with the Fund on behalf of their customers. Please see "Buying, Selling and Exchanging Shares" for further information.

Sales Load Imposed on Purchases:.......................................       NONE
Sales Load Imposed on Reinvested Dividends:............................       NONE
Deferred Sales Load:...................................................       NONE
Redemption Fees:.......................................................       NONE
Exchange Fees:.........................................................       NONE

    ESTIMATED ANNUAL FUND OPERATING EXPENSES: These expenses, which cover the cost of administration, marketing and shareholder communication, and are usually quoted as a percentage of net assets, are factored into the Portfolio's share price and not billed directly to shareholders. They include:

Investment Advisory Fees:.............................................       0.50%
Administrative Fees:..................................................       0.26%
12b-1 Fees:...........................................................     NONE
Other Expenses:.......................................................       0.41%
Reimbursed Expenses and Advisory Fees.................................      (0.27)%
                                                                            -----
Total Operating Expenses:.............................................       0.90%*

    The fees and expenses set forth above are estimated amounts for the Portfolio's first year of operations assuming average daily net assets of $15 million.
------------
*Newbold's Asset Management, Inc. (the "Adviser") has voluntarily agreed to waive its advisory fees or reimburse expenses, if necessary, in order to guarantee the Portfolio's total operating expenses (excluding interest, taxes and extraordinary expenses) from exceeding 0.90% of its average daily net assets until January 29, 1998. If it were not for the fee waiver and/or reimbursement, the Portfolio's total annual operating expenses would be 1.17% of average daily net assets. The Portfolio will not reimburse the Adviser for any advisory fees which the Adviser may bear on behalf of the Portfolio.

    Investors can get a better idea of how the Portfolio's operating expenses will affect their own investments by examining the following chart. The chart shows how much a hypothetical investor would pay in expenses, assuming that he or she made an initial investment of $1,000, earned a 5% annual rate of return and redeemed his or her investment at the end of the time period indicated.

                                                                                      1 YEAR       3 YEARS
                                                                                    -----------  -----------
Expenses..........................................................................   $       9    $      29

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN ABOVE.

                        SUMMARY: ABOUT THE PORTFOLIO ...

OBJECTIVE:

    The Portfolio seeks to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in a diversified portfolio of undervalued equity securities of statistically attractive companies. The Adviser believes that the Portfolio's performance over the long term will be superior to its benchmark index (the Standard & Poor's 500 Stock Index). There can be no assurance that the Portfolio will achieve its stated objective.

HOW IS THE PORTFOLIO MANAGED?

    Newbold's Asset Management, Inc. (the "Adviser") believes that investment value and return can be achieved by investing in stocks with a low price relative to current earnings. This bottom-up approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income and whose share prices represent a level below realizable value.

WHO MANAGES THE PORTFOLIO?

    The Adviser is a registered investment adviser. Founded in 1940, the firm currently has over $7 billion in assets under management. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation.

WHO SHOULD INVEST IN THE PORTFOLIO?

    The Portfolio is suitable for investors who seek maximum long-term total return in their investments and who are comfortable with aggressively seeking long-term returns.

                                  RISK FACTORS

    Investing in the Portfolio entails a number of risks as with any stock investment. Like any stock investment, shares of the Portfolio will rise and fall in value depending on market perceptions of the value of the underlying stocks. Share prices may also be affected by overall market movements and by changes in sector or industry performance.

    In addition, you should consider the following factors that could effect the Portfolio's rate of return:

    - The Portfolio may invest in repurchase agreements which entail a risk of loss should the seller default on its transaction.

    - The Portfolio may lend its investment securities which entails a risk of loss should a borrower fail financially.

    - The Portfolio may purchase securities on a when-issued basis which do not earn interest until issued and may decline or appreciate in market value prior to their delivery to the Portfolio.

    - The Portfolio may engage in various strategies to seek to hedge its investments against movements in security prices by the use of derivatives including options and futures as well as options on futures. These strategies involve the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge. Options and futures transactions in foreign markets are also subject to the risk factors associated with foreign investments generally. There can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time.

    - The Portfolio may invest in the securities of foreign issuers which may be subject to additional risks factors, including foreign currency risks, not applicable to securities of U.S. issuers.

                            PERFORMANCE CALCULATIONS

    The Portfolio measures performance by calculating total return. Total return figures are based on historical earnings and are not intended to indicate future performance.

    Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

    The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices, all as further described in the Portfolio's Statement of Additional Information.

    Since this is a new Portfolio, we can offer no information about past portfolio investment performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfolio's Annual Report to Shareholders, which may be obtained without charge.

    Write to "The Regis Fund II" at the address on the front cover of this Prospectus or call 1-800-638-7983 to obtain your free copy of the Portfolio's Annual Report to Shareholders.

                         DETAILS ON INVESTMENT POLICIES

INVESTMENT STRATEGY

    In seeking its investment objective, the Portfolio will invest at least 65% of its total assets, under normal circumstances, in equity securities, consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, rights and warrants. The Portfolio will invest primarily in equity securities of large capitalization companies which are defined as those with equity capitalizations greater than $1 billion at the time of purchase.

    The Adviser believes that investment value and return can be achieved by investing in stocks with a low price relative to current earnings. This bottom-up approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income and whose share prices represent a level below realizable value.

    The Adviser is able to identify prospective companies through a computerized screening process which rates on four key elements: MARKET CAPITALIZATION -- $1 billion or more for purposes of liquidity; DIVIDEND PAYOUT -- ordinarily must pay cash dividends; FINANCIAL LEVERAGE -- debt should not be excessive, and an investment grade bond rating is required; and RETURN ON AVERAGE FIVE-YEAR EQUITY -- after the three previous criteria have been applied, this evaluation is used as a measurement of profitability in selecting the top 500 companies.

    The stock issues of the top 500 companies are then sorted by price/earnings ratio, ranked from highest to lowest and broken into five groups, each consisting of 100 stocks. The bottom two groups are subject to intense fundamental analysis by the Adviser. The objective is to assemble a portfolio of 40-70 statistically attractive stocks which represent relative "value" not generally recognized by the market. However, the Portfolio has the flexibility to invest in less than 40 stocks or more than 70 stocks, as the Adviser deems necessary. Earnings for cyclical stocks are normalized in this valuation process.

    Once the portfolio has been constructed, its price/earnings multiples are continually monitored. The Portfolio will stop buying a stock when its price/earnings ratio approaches the current price/earnings multiple of the Standard & Poor's 500 Stock Index. The stock is sold when it moves above the market's multiple.

    When the Adviser believes that market conditions warrant a defensive position, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "Short-Term Investments" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defensive position, it may not necessarily be pursuing its stated investment objective.

OTHER INVESTMENT POLICIES

    The Portfolio may also, under normal circumstances, invest up to 35% its assets, unless restricted by additional limitations described below or in the Portfolio's Statement of Additional Information, in the following securities or investment techniques:

FOREIGN INVESTMENTS

    The Portfolio may invest in foreign equity securities of developed countries. This involves additional risks not typically associated with investing in domestic equity securities. Since the securities issued by foreign entities may be denominated in foreign currencies, and the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio's value may rise or fall depending on currency exchange rates. The Portfolio may also have to pay a fee to convert funds from one currency to another.

    In addition, non-U.S.-based companies are not subject to the same accounting, auditing and financial reporting standards as are domestic companies and may have policies that are not comparable to those of domestic companies. There may be less publicly-available information about non-U.S.-based companies which may make it difficult to make investment decisions. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Political factors may have an impact in the form of confiscatory taxation, expropriation or political instability in international markets.

    Although the Portfolio will seek the most favorable trading costs available in any given market, investors should recognize that foreign commissions are generally higher than those in the U.S. In addition, custodial expenses, that is, fees paid to financial institutions for holding the Portfolio's securities, will generally be higher than would be the case in the U.S.

    Some foreign governments also levy withholding taxes against dividend and interest income. Although in some countries a portion of the taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Portfolio receives from the companies comprising its investments.

AMERICAN DEPOSITARY RECEIPTS

    The Portfolio intends to invest primarily in U.S.-based companies. In addition, the Portfolio may purchase shares of foreign-based companies in the form of American Depositary Receipts (ADRs). ADRs may be sponsored or unsponsored. Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to the holders of the unsponsored ADR with respect to the deposited securities or pool of securities.

SHORT-TERM INVESTMENTS

    In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including certificates of deposit, bankers acceptances, time deposits, U.S. government obligations, U.S. government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

REPURCHASE AGREEMENTS

    In a repurchase agreement, the Portfolio purchases a security and, at the same time, arranges to sell it back to the original seller on a predetermined date. The repurchase agreement states the price that the seller will pay for the security plus the interest rate that the purchaser will receive while holding it. In effect, the Portfolio is lending its funds to the seller at an agreed upon interest rate and receiving a security as collateral for the loan. Repurchase agreements can range from overnight to a fixed term. They are a common way to earn interest on short-term funds.

    The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than (1) the repurchase price if such securities mature in one year or less or (2) 101% of the repurchase price if such securities mature in more than one year. The Administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence.

    There are some risks involved in repurchase agreements. If the seller defaults on its agreement to buy back the securities and the value of those securities falls, the Portfolio may incur losses in selling these securities on the open market. Also, if the seller enters bankruptcy, the bankruptcy court may decide that the securities are collateral not within the control of the Portfolio and therefore are subject to sale by the trustee in the bankruptcy. Finally, it is possible that the Portfolio may not be able to prove its ownership of the underlying securities.

    The Adviser believes that these risks can be controlled by carefully reviewing the securities involved in a repurchase agreement as well as the credit rating of the other party in the transaction. The Portfolio may invest in repurchase agreements collateralized by U.S. government securities, certificates of deposit, bankers acceptances and other short-term securities as outlined above under "Short-Term Investments."

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES

    Occasionally the Portfolio will invest in securities whose terms and characteristics are already known but which have not yet been issued. These are called "when-issued" or "forward delivery" securities. Usually these securities are purchased within a month of their issue date. "Delayed settlements" occur when the Portfolio agrees to buy or sell securities at some time in the future, making no payment until the transaction is actually completed.

    The Portfolio will maintain a separate account of cash, U.S. Government securities or other high-grade debt obligations at least equal to the value of the purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made although the Portfolio may earn income on securities it has deposited in a segregated account.

    The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objective at attractive prices -- not to increase its investment leverage. Securities purchased on a when-issued basis may decline or appreciate in market value prior to their actual delivery to the Portfolio.

HEDGING AND RELATED STRATEGIES AND RISK CONSIDERATIONS

    To reduce the overall risk of its investments (hedge), it may use options, futures contracts, and options on futures contracts. Hedging strategies may also be used in an attempt to manage the Portfolio's exposure to changing security prices. The Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. The Portfolio's obligation under such hedging strategies will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or liquid high grade debt obligations equal to at least 100% of the Portfolio's commitment. The Portfolio may buy or sell futures contracts, write covered call options and buy put and call options on any security or index, including options and futures traded on foreign exchanges and options not traded on exchanges. The Portfolio's Statement of Additional Information contains further information on all of these strategies and the risks associated with them.

    The Portfolio may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by the Portfolio is considered an illiquid security. Any OTC Option written by the Portfolio will be with a qualified dealer pursuant to an agreement under which the Portfolio may repurchase the option at a formula price. Such options are considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. The Portfolio may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio's assets. In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Portfolio, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts or options (less any related market deposits) will be maintained in a segregated account with the Fund's Custodian. The Portfolio may not invest more than 15% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions in options or futures contracts and related options is contained in the Portfolio's Statement of Additional Information.

    RISK CONSIDERATIONS. The Portfolio might not employ any of the hedging strategies described above, and there can be no assurance that any strategy used will succeed. If the Adviser incorrectly forecasts market values or other economic factors in utilizing a strategy for the Portfolio, the Portfolio would be in a better position if it had not hedged at all. In addition, the Portfolio will pay commissions and other costs in connection with such investments which may increase the Portfolio's expenses and reduce its return.

    The use of these strategies involves certain risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Portfolio to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time due to the need for it to maintain "cover" or to segregate securities in connection with hedging transactions, and the possible inability of the Portfolio to close out or to liquidate its hedged position.

RESTRICTED AND ILLIQUID SECURITIES

    The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. The prices realized from the sales of these securities could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

LENDING OF PORTFOLIO SECURITIES

    The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The Portfolio will not loan portfolio securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees.

    At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio will continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER

    This Portfolio is managed for long-term appreciation rather than short-term trading profits. As a result, the Adviser seeks to keep portfolio turnover below 60%. (A turnover rate of 100% would mean that all securities in the Portfolio would be replaced within a one-year period.) However, portfolio turnover depends to a great degree on market conditions. Occasionally, when the market shifts suddenly or when the prospects for individual stocks change quickly, the Adviser may find it necessary to sell securities which have not been in the Portfolio for very long. The Portfolio will not normally engage in short-term trading, but it reserves the right to do so.

INVESTMENT LIMITATIONS

    To help reduce the Portfolio's exposure to risk in specific situations, it has adopted certain limitations associated with its investments and investment practices. These policies and limitations are considered at the time of purchase. The sale of instruments is not required in the event of a subsequent change in circumstances.

    The Portfolio's limitations are as follows:

    (a) With respect to 75% of its assets, the Portfolio may not own more than 5% of the securities of any single issuer (other than investments issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

    (b) With respect to 75% of its assets, the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer;

    (c) The Portfolio may not invest more than 5% of its assets in securities of issuers (other than securities issued or guaranteed by the U.S. or foreign governments or their political subdivisions) that have (with predecessors) less than 3 years of continuous operation;

    (d) The Portfolio may not invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies;

    (e) The Portfolio may not make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements or by lending its portfolio securities to banks, brokers, dealers or other financial institutions as long as the loans are made in compliance with the 1940 Act, and the rules, regulations and interpretations of the Commission;

    (f) The Portfolio may not borrow except from banks in extraordinary circumstances for temporary or emergency purposes. In this situation, the Portfolio may not (i) borrow more than 33 1/3% of its gross assets and (ii) cannot buy additional securities if it borrows more than 5% of its total assets; and

    (g) The Portfolio may not pledge, mortgage or hypothecate more than 33 1/3% of its total assets at fair market value.

    The Portfolio's investment  objective and investment  limitations (a),  (b),
(d), (e) and (f)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The other investment limitations described here, those not specified as fundamental in the Statement of Additional Information, and the Portfolio's investment policies are not fundamental, and the Fund's Board of Trustees may change them without shareholder approval.

PORTFOLIO TRANSACTIONS

    The Portfolio's Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all the Portfolio's transactions.

    It is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

    Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the result of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                     BUYING, SELLING AND EXCHANGING SHARES

    Shares of the Portfolio are offered to investors at net asset value without a sales commission through RFI Distributors, a division of Regis Retirement Plan Services, Inc. The minimum initial investment is $100,000, with certain exceptions determined from time to time by the officers of the Fund. The minimum for subsequent investments is $1,000.

    Shares of the Portfolio may be purchased by customers of broker-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Certain Service Agents may receive compensation from the Fund, the Fund's Distributor, the Adviser, or any of the Adviser's affiliates. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

    Service Agents may enter confirmed purchase orders on behalf of their customers. If you buy shares of the Portfolio in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange ("NYSE"), and transmit it to the Fund's Transfer Agent prior to the close of the Transfer Agent's business day and to the Distributor to receive that day's share price. Proper payment for the order must be received by the Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Agents are responsible to their customers, the Fund and the Fund's Distributor for timely transmission of all subscription and redemption requests, investment information, documentation and money.

HOW TO BUY SHARES BY MAIL

    If you have not invested in this Portfolio before, you will have to fill out an Account Registration Form, which can be obtained by calling the Fund at 1-800-638-7983. Once you have filled out the information on the form, separate the two copies and sign both. We require an original signature on both forms. Mail one copy, along with a check, to:

                               The Regis Fund II
                            The Regis Service Center
                        c/o Mutual Funds Service Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

    Mail the other copy, without the check, to:

                                RFI Distributors
                      One International Place, 44th Floor
                               100 Oliver Street
                                Boston, MA 02110

    To make additional investments to an account you have already established, simply mail your check to The Regis Service Center at the address above. Make sure that your account number, account name, and the name of the Portfolio are clearly indicated on the check so that we can properly credit your account.

    For both initial and additional investments, your funds will be credited to your account at the next share price calculated for the Portfolio after receipt. Investments received by 4 p.m. will be invested at the share price calculated after the market closes on the same day. (For example, if your check arrives on Tuesday morning, you will purchase shares at the price calculated after the market close on Tuesday.)

HOW TO BUY SHARES BY WIRE

    To make an initial investment by wire, you must first telephone the Fund at 1-800-638-7983. A representative will then ask you to provide the account number from which you plan to wire the funds, the bank or financial institution, its address, phone number and your social security or taxpayer identification number. You will then tell the representative which Portfolio you wish to invest in and how much you want to invest. The representative will then provide you with an account number. Please write it down and keep it for your records.

    Once you have an account number, call your bank and instruct them to wire a specified amount to the Fund's custodian, Morgan Guaranty Trust Company of New York ("Custodian Bank"). You will be asked to provide the following information:

                   Morgan Guaranty Trust Company of New York
                               New York, NY 10015
                                ABA# 0210-0023-8
                             DDA Acct. #001-35-227
                            F/B/O The Regis Fund II
                        Ref: Newbold's Equity Portfolio
                              Your account number:
                              -------------------
                               Your account name:
                           -------------------------

    After you have instructed the bank to wire the money, you must forward a completed Account Registration Form to The Regis Service Center as soon as possible. You can obtain forms by calling The Regis Service Center at 1-800-638-7983. Federal Funds purchases will be accepted only on days when the NYSE and the Custodian Bank are open for business.

    Once you have made the initial purchase, you may buy additional shares by wire at any time by following the instructions above. On all wired purchases, funds will be invested at the share price calculated after the next market close.

IN-KIND PURCHASES

    Under certain circumstances, investors who own securities may be able to exchange them directly for shares of the Portfolio without converting their investments into cash first. The Portfolio will accept such in-kind purchases only if the securities offered for exchange meet the Portfolio's investment criteria which are set forth in the "Details on Investment Policies" section of this Prospectus. Once accepted, the shares will be valued according to the process described in "How Share Prices are Determined" at the same time the Portfolio's shares are valued. Once a value has been determined for both, an exchange will be made. All dividends, interest, subscription, or other rights pertaining to these securities become the Fund's property; if you receive any such items, you must deliver them to the Fund immediately. Securities acquired by the Portfolio through an in-kind purchase will be acquired for investment and not for resale.

    The Fund will not accept securities for exchange unless they meet the following criteria:

    - The securities are eligible to be included in the Portfolio and market quotes can readily be obtained for them.

    - The investor assures the Fund that the securities are not subject to any restrictions under the Securities Act of 1933 or any other law or regulation.

    - The value of the securities exchanged does not increase the Portfolio's position in any specific issuer's security to more than 5% of the Portfolio's total net assets.

    For tax purposes, the IRS generally treats any exchange of securities for Portfolio shares as a sale of the securities. This means that if you exchange securities which have appreciated in value since you bought them, you will realize capital gains and incur a tax liability. If you are interested in such an exchange, we suggest you discuss any potential tax liability with your tax adviser before proceeding.

RETIREMENT PLANS

    The Portfolio is also suitable for individual tax-deferred retirement plans including 401(k) Defined Contribution Plans and IRA Contributions or Rollovers.

HOW TO SELL SHARES

    You may sell shares by telephone or mail at any time, free of charge. Your shares will be valued at the next price calculated after we receive your instructions to sell.

BY MAIL

    To redeem by mail, include

    - your share certificates, if we have issued them to you;

    - a letter which tells us how many shares you wish to redeem or, alternatively, what dollar amount you wish to receive;

    - a signature guaranteed by your bank, broker or other financial institution (see "Signature Guarantees" below); and

    - any other necessary legal documents, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    If you are not sure of which documents to send, please contact The Regis Service Center at 1-800-638-7983.

BY TELEPHONE

    To redeem shares by telephone, you must have completed an Account Registration Form and have returned it to the Fund. Once this form is on file, simply call the Fund and request the redemption amount to be mailed to you or wired to your bank. The Fund and the Fund's Transfer Agent will employ reasonable precautions to make sure that the instructions communicated by telephone are genuine. You will be asked to provide certain personal identification when you open an account, and again, when you request a telephone redemption. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, additional cost or expense for following transaction instructions received by telephone that it reasonably believes are genuine.

    To change the commercial bank or the account designated to receive redemption proceeds, a written request must be sent to the Fund at the address on the cover of this Prospectus. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. You cannot redeem shares by telephone if you hold stock certificates for these shares. Please contact one of the Fund's representatives at 1-800-638-7983 for further details.

SIGNATURE GUARANTEES

    To protect your account, the Fund and the Fund's Transfer Agent from fraud, signature guarantees are required for certain redemptions. Signature guarantees are used to verify that the person who authorizes a redemption is, in fact, the registered shareholder. They are required whenever you:

    - redeem shares and request that the proceeds be sent to someone other than the registered shareholder(s) or to an address which is not the registered address; or

    - transfer shares from one Portfolio to another.

    Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. (The Regis Service Center can provide you with a full definition of the term.) You can obtain a signature guarantee at almost any bank as well as through most brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public can not provide a signature guarantee.

    The signature guarantee must appear either:

    - on the written request for redemption; or

    - on a separate instrument for assignment (a "stock power") which should specify the total number of shares to be redeemed; or

    - on all stock certificates tendered for redemption, and, if shares held by the Fund are also being redeemed, then on the letter or stock power.

FURTHER INFORMATION ON SELLING SHARES

    Normally, the Fund will make payment for all shares sold under this procedure within one business day after we receive a request. In no event will payment be made more than seven days after receipt of a redemption (sale) request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed or under any emergency circumstances as determined by the Commission.

    If the Fund's Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Portfolio instead of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges when they sell portfolio securities received in payment of redemptions.

HOW TO EXCHANGE SHARES

    You may exchange Institutional Class Shares of the Portfolio for any other Institutional Class Shares of a Portfolio included in The Regis Family of Funds which is comprised of The Regis Fund, Inc. and The Regis Fund II. (See the list of Portfolios of The Regis Family of Funds -- Institutional Class Shares at the end of this Prospectus.) When you exchange shares you sell your old shares and buy new ones, both at the price calculated after the next market close. There is no sales charge for exchanges. Exchange requests may be made by phone or letter. Telephone exchanges may be made only if the Fund holds all share certificates and if the registration of the two accounts is identical. Telephone exchanges received before 4 p.m. will be processed at the share price set after the market close the same day. Exchanges received after 4 p.m. will be executed at the share price determined at the market close the following day. For additional information regarding responsibility for the authenticity of telephoned transaction instructions, see "How to Sell Shares -- By Telephone" above. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence.

    Neither the Fund nor the Fund's Transfer Agent will take responsibility for ensuring it is indeed the shareholder issuing the exchange orders; however, we may use some of the precautions described above for selling shares. The Fund may also limit both the frequency and the amount of exchanges permitted if it is in the interest of the Fund's shareholders.

    Please review a Portfolio's investment objectives before shifting money into it. Make sure its objectives and strategies fit with your long-term goals. Before exchanging into a Portfolio, read its Prospectus. You may obtain one for the Portfolio(s) you are interested in by calling The Regis Service Center at 1-800-638-7983. Remember,
every time you exchange shares of one Portfolio for another, your transaction is counted as a sale of the first security and a purchase of the second. As a result, you may incur a tax liability by exchanging shares if your investment has appreciated since you bought it. Consult your tax adviser to determine your liability for capital gains taxes.

                        HOW SHARE PRICES ARE DETERMINED

    We calculate the value of each share of the Portfolio every day that the NYSE is open. This means that shares are valued after the market close, generally at 4 p.m. Eastern time on Monday through Friday, except for major holidays when the NYSE is closed.

    To determine how much each share is worth, we add up the total market value of all the securities in the Portfolio plus cash and other assets, deduct liabilities and then divide by the total number of shares outstanding.

    For stocks, we use the last quoted trading price as the market value. For listed stocks, we use the price quoted by the exchange on which the stock is primarily traded. Unlisted stocks and listed stocks which have not been traded on the valuation date or for which market quotations are not readily available are valued at a price between the last price asked and the last price bid. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents based upon the bid price of such currencies against U.S. dollars quoted by any major bank or by a broker. The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Fund's Board of Trustees.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS

    Stocks generate income in the form of dividends. The Portfolio will normally distribute substantially all of its net investment income from its investments, as well as any interest earned from short-term investments, to shareholders in the form of quarterly dividends. This means that the amount of income net of expenses each share has earned over the past quarter will be determined and subtracted from the total share value. The income is then either distributed to you in cash or reinvested in Portfolio shares at the new after-dividend price, depending on your instructions to the Portfolio. Unless you specifically tell us to distribute dividend income in cash, however, we will assume you want this income reinvested.

    Reinvested dividend distributions will affect your tax liability. By law, you must pay taxes on any dividend you receive on your investments whether distributed in cash or reinvested in shares. The Portfolio will send you a statement at the end of the year telling you exactly how much dividend income you have earned for tax purposes.

CAPITAL GAINS

    Capital  gains  are  another  source  of  appreciation  to  the   Portfolio.
Basically, a capital gain is an increase in the value of a stock or bond.

    You can incur capital gains in two ways. First, if the Portfolio buys a stock or bond at one price, then sells it at a higher price, it will realize a capital gain. At the end of the year, the capital gains the Portfolio has made are added up and capital losses are subtracted. The total is then divided by the number of shares outstanding. If any net capital gains are realized, the Portfolio will normally distribute such gains annually. You will receive a statement at the end of the year informing you of your share of the Portfolio's capital gains.

    The second way to incur capital gains is to sell or trade your shares. If you sell shares at a higher price than you bought them at, you will be responsible for paying taxes on your gain. There are several ways to determine your tax liability, and we suggest you contact a qualified tax adviser to help you decide which is best for you.

TAXES

    The Portfolio intends to qualify each year as a "regulated investment company" under Federal tax law, and if it qualifies, the Portfolio will not be liable for Federal income taxes, because it will have distributed all its net investment income and net realized capital gains to shareholders. Shareholders will then have to pay taxes on dividends, whether they are distributed as cash or are reinvested in shares, and on net short-term capital gains. Dividends and short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Such dividends and distributions may be subject to state and local taxes. Redemptions of shares in the Portfolio are taxable events for Federal income tax purposes. A shareholder may also be subject to state and local taxes on such redemptions.

    Dividends declared in October, November and December to shareholders of record in such a month will be treated as if they had been paid by the Fund and received by the shareholders on December 31 of the same calendar year, provided that the dividends are paid before February of the following year.

    The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form or on a separate form supplied by the Fund that your Social Security or Taxpayer Identification Number you have provided is correct and that you are not currently subject to backup withholding or that you are exempt from backup withholding.

    Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes reduce the Portfolio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. You may be able to claim an offsetting tax credit or itemized deduction for foreign taxes paid by the Portfolio. Your tax statement will generally show the amount of foreign tax for which a credit or deduction may be available.

                       FUND MANAGEMENT AND ADMINISTRATION

THE INVESTMENT ADVISER

    The Adviser is a registered investment adviser formed in 1940. Its business offices are located at 950 Haverford Road in Bryn Mawr, Pennsylvania. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation and provides and offers investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts, estates and other institutions and investors. The Adviser currently has over $7 billion in assets under management.

    The Portfolio pays an annual fee in monthly installments to the Adviser for advisory services. This fee is accrued daily and paid monthly as a percentage of the average net assets in the Portfolio for that month. The percentage fee on an annual basis is 0.50%.

    The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Adviser and its parent company may also make payments to unaffiliated brokers who perform distribution, marketing, shareholder and other services with respect to the Portfolio.

    An Investment Committee at the Adviser is responsible for the day-to-day management of the Portfolio.

THE ADMINISTRATOR

    United States Trust Company of New York ("U.S. Trust"), through its affiliate, Mutual Funds Service Company, provides all administrative, fund accounting, dividend disbursing and transfer agent services to the Fund.

    The Chase Manhattan Corporation, the parent company of The Chase Manhattan Bank, N.A. ("Chase"), and U.S. Trust Corporation, the parent company of U.S. Trust, have entered into a merger agreement which, when completed, will transfer U.S. Trust's securities processing businesses, including Mutual Funds Service Company, to Chase. It is anticipated that this transaction will be completed in the summer of 1995, and will not affect the nature or quality of the administrative services furnished to the Fund and its Portfolios.

    According to the Fund Administration Agreement, the Portfolio pays the administrator a fee for its services. This fee is a portion of the total fee paid by all the Regis Portfolios. On an annualized basis, this total fee equals:

     0.20% of the first $200 million in combined Fund assets
     0.12% of the next $800 million in combined Fund assets
     0.08% on assets over $1 billion but less than $3 billion
     0.06% on assets over $3 billion

    Fees are allocated among the Portfolios on the basis of their relative assets and are subject to a designated minimum fee schedule per Portfolio which ranges from $2,000 per month upon inception of a Portfolio to $70,000 annually after two years.

THE DISTRIBUTOR

    RFI Distributors (the "Distributor"), a division of Regis Retirement Plan Services, Inc., a wholly-owned subsidiary of United Asset Management Corporation, distributes the shares of the Fund. Under the Fund's

Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to this Portfolio. The Agreement continues in effect as long as the Fund's Board of Trustees, including a majority of the Trustees who are not parties to the Agreement or interested persons of any such party, approve it on an annual basis. This Agreement provides that the Fund will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

CUSTODIAN

    Morgan Guaranty Trust Company of New York serves as custodian of the Fund's assets.

ACCOUNTANTS

    Price Waterhouse LLP acts as the independent accountants for the Fund and audits its financial statements annually.

ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT

    Mutual Funds Service Company, 73 Tremont Street, Boston, MA 02108, acts as administrator, transfer agent and dividend disbursing agent for the Fund.

REPORTS

    Investors will receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES

    Shareholder inquiries may be made by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-638-7983.

LITIGATION

    The Fund is not involved in any litigation.

PRINCIPAL BUSINESS ADDRESS OF DISTRIBUTOR

    RFI Distributors
    One International Place, 44th Floor
    100 Oliver Street
    Boston, Massachusetts 02110

                            GENERAL FUND INFORMATION

    The Portfolio is one of a series of investment portfolios available through The Regis Fund II, an open-end investment company known as a "mutual fund." Each of the Portfolios which make up the Fund have different investment objectives and policies. Together, the Portfolios offer a diverse set of risk and return characteristics to suit a wide range of investor needs. The Fund was organized on May 18, 1994 as a Delaware business trust.

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The  Officers  of  the  Fund  manage  its  day-to-day  operations  and   are
responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers.

    The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

    The shares of each Portfolio and class have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of a Portfolio and are identical in all respects except that the Institutional Service Class Shares bear certain expenses related to shareholder servicing, may bear expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Fund will not ordinarily hold shareholder meetings except as required by the 1940

Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR ITS REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

            THE REGIS FAMILY OF FUNDS -- INSTITUTIONAL CLASS SHARES

ACADIAN ASSET MANAGEMENT, INC.
      Acadian Emerging Markets Portfolio
      Acadian International Equity Portfolio

CHICAGO ASSET MANAGEMENT COMPANY
      Chicago Asset Management Value/Contrarian Portfolio
      Chicago Asset Management Intermediate Bond Portfolio

COOKE & BIELER, INC.
      C&B Balanced Portfolio
      C&B Equity Portfolio

C.S. MCKEE & COMPANY, INC.
      McKee International Equity Portfolio
      McKee Domestic Equity Portfolio
      McKee U.S. Government Portfolio

DEWEY SQUARE INVESTORS CORPORATION
      DSI Disciplined Value Portfolio
      DSI Limited Maturity Bond Portfolio
      DSI Money Market Portfolio

FIDUCIARY MANAGEMENT ASSOCIATES, INC.
      FMA Small Company Portfolio

INVESTMENT COUNSELORS OF MARYLAND, INC.
      ICM Equity Portfolio
      ICM Fixed Income Portfolio
      ICM Small Company Portfolio

MURRAY JOHNSTONE INTERNATIONAL LTD.
      MJI International Equity Portfolio

NEWBOLD'S ASSET MANAGEMENT, INC.
      Newbold's Equity Portfolio

NWQ INVESTMENT MANAGEMENT COMPANY
      NWQ Balanced Portfolio
      NWQ Value Equity Portfolio

RICE, HALL JAMES & ASSOCIATES
      Rice, Hall James Small Cap Portfolio

SIRACH CAPITAL MANAGEMENT, INC.
      Sirach Fixed Income Portfolio
      Sirach Growth Portfolio
      Sirach Short-Term Reserves Portfolio
      Sirach Special Equity Portfolio
      Sirach Strategic Balanced Portfolio

SPECTRUM ASSET MANAGEMENT, INC.
      SAMI Preferred Stock Income Portfolio

STERLING CAPITAL MANAGEMENT COMPANY
      Sterling Partners' Balanced Portfolio
      Sterling Partners' Equity Portfolio
      Sterling Partners' Short-Term Fixed Income Portfolio

THOMPSON, SIEGEL & WALMSLEY, INC.
      TS&W Equity Portfolio
      TS&W Fixed Income Portfolio
      TS&W International Equity Portfolio

                                 UAM FUNDS TRUST
                            TJ CORE EQUITY PORTFOLIO
                       INSTITUTIONAL SERVICE CLASS SHARES

    SUPPLEMENT DATED MARCH 13, 1996 TO THE PROSPECTUS DATED JANUARY 29, 1995

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

    The following table provides financial highlights for the TJ Core
Equity Portfolio (the "Portfolio") throughout the period presented and is part of the Portfolio's unaudited financial statements for the period ended February 29, 1996 which is included in the Portfolio's Statement of Additional Information. The Statement of Additional Information and the financial statements therein are available at no cost and can be requested by writing to the address or calling the telephone number on the cover of the Prospectus. The following should be read in conjunction with the financial statements including the notes thereto.


                                                         September 13, 1995*
                                                        to February 29, 1996
                                                             (Unaudited)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................          0.06+
Net Realized and Unrealized Gain/Loss
    on Investments .....................................          0.71
----------------------------------------------------------------------------
          Total from Investment Operations .............          0.77
----------------------------------------------------------------------------
DISTRIBUTION
Net Investment Income...................................         (0.03)+
----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........................        $10.74
----------------------------------------------------------------------------
----------------------------------------------------------------------------

TOTAL RETURN ...........................................          7.72%++
----------------------------------------------------------------------------
----------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands) ..................          $958
Ratio of Expenses to Average Net Assets.................          1.25%**+
Ratio of Net Investment Income to Average
    Net Assets .........................................          1.46%**+
Portfolio Turnover Rate ................................             8%
----------------------------------------------------------------------------
*  Commencement of Operations
** Annualized
+ Net of voluntarily waived fees and expenses assumed by the Adviser of $0.48 per share for the period ended February 29, 1996.
++ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser.

                               THE REGIS FUND II
                            THE REGIS SERVICE CENTER
                        C/O MUTUAL FUNDS SERVICE COMPANY
                                 P.O. BOX 2798
                        BOSTON, MASSACHUSETTS 02208-2798
                                 1-800-638-7983

--------------------------------------------------------------------------------

                            TJ CORE EQUITY PORTFOLIO
                       INSTITUTIONAL SERVICE CLASS SHARES
          INVESTMENT ADVISER: TOM JOHNSON INVESTMENT MANAGEMENT, INC.
--------------------------------------------------------------------------------

                         PROSPECTUS -- JANUARY 29, 1995

    TJ Core Equity Portfolio is one of a series of investment portfolios available through The Regis Fund II (the "Fund"), an open-end investment company known as a "mutual fund." Each of the Portfolios that make up the Fund have different investment objectives and policies. In addition, several of the Fund's Portfolios offer two separate classes of shares: Institutional Class Shares and Institutional Service Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Institutional Service Class Shares bear certain fees payable by that class (at the maximum rate of .25% per annum) to financial institutions for services they provide to the owners of such shares. TJ Core Equity Portfolio currently offers only one class of shares. The securities offered in this Prospectus are Institutional Service Class Shares ("Service Class Shares") of one diversified Portfolio of the Fund managed by Tom Johnson Investment Management, Inc.

    The TJ Core Equity Portfolio seeks maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance. There can be no assurance that the Portfolio will achieve its stated objective.

    Please keep this Prospectus for future reference since it contains information that you should understand before you invest. You may also wish to review the TJ Core Equity Portfolio's "Statement of Additional Information" dated January 29, 1995 which was filed with the Securities and Exchange Commission and has been incorporated by reference into this Prospectus. (It is legally considered to be a part of this Prospectus.) Please call or write The Regis Fund II at the above address to obtain a free copy of this Statement.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION NOR  HAS  THE
     SECURITIES   AND  EXCHANGE   COMMISSION  OR   ANY  STATE  SECURITIES
       COMMISSION PASSED UPON  THE ACCURACY OF  THIS PROSPECTUS.  ANY
               REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

 Fees and Expenses.......................................................    2

 Summary: About the Portfolio............................................    3

 Risk Factors............................................................    3

 Performance Calculations................................................    4

 Details on Investment Policies..........................................    4

 Buying, Selling and Exchanging Shares...................................    8

 Service and Distribution Plans..........................................   12

 How Share Prices are Determined.........................................   13

 Dividends, Capital Gains Distributions and Taxes........................   14

 Fund Management and Administration......................................   15

 General Fund Information................................................   17

                               FEES AND EXPENSES

    Investors will be charged various fees and expenses incurred in managing the TJ Core Equity Portfolio (the "Portfolio") including:

    SHAREHOLDER TRANSACTION EXPENSES: These are the costs entailed in buying, selling or exchanging shares of the Portfolio. The Portfolio does not charge investors for shareholder transaction expenses. However, transaction fees may be charged if you are a customer of a broker-dealer or other financial intermediary who has established a shareholder servicing relationship with the Fund on behalf of their customers. Please see "Buying, Selling and Exchanging Shares" for further information.

 Sales Load Imposed on Purchases:.......................................   NONE
 Sales Load Imposed on Reinvested Dividends:............................   NONE
 Deferred Sales Load:...................................................   NONE
 Redemption Fees:.......................................................   NONE
 Exchange Fees:.........................................................   NONE

    ESTIMATED ANNUAL FUND OPERATING EXPENSES: These expenses, which cover the cost of administration, marketing and shareholder communication, and are usually quoted as a percentage of net assets, are factored into the Portfolio's share price and not billed directly to shareholders. They include:

 Investment Advisory Fees:..............................................     0.75%+
 Administrative Fees:...................................................     0.40%
 12b-1 Fees (Including Shareholder Servicing Fees)++:...................     0.25%
 Other Expenses:........................................................     0.49%
 Advisory Fees Waived:..................................................    (0.64)%
                                                                          -----
 Total Operating Expenses:..............................................     1.25%+
                                                                          -----
                                                                          -----

+ Absent fees waived by the Adviser, annualized Total Operating Expenses of  the
  Portfolio would be 1.89%.
++ See "Service and Distribution Plans."

    The fees and expenses set forth above are estimated amounts for the Portfolio's first year of operations assuming average daily net assets of $10 million.

    As of the date of this Prospectus, Tom Johnson Investment Management, Inc. (the "Adviser") has voluntarily agreed to waive a portion of its advisory fee and to assume as the Adviser's own expense certain operating expenses payable by the Portfolio through January 1, 1997, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.25% of its average daily net assets. The Portfolio will not reimburse the Adviser for any advisory fees which are waived or expenses which the Adviser may bear on behalf of the Portfolio.

    Investors can get a better idea of how the Portfolio's operating expenses will affect their own investments by examining the following chart. The chart shows how much a hypothetical investor would pay in expenses, assuming that he or she made an initial investment of $1,000, earned a 5% annual rate of return and redeemed his or her investment at the end of the time period indicated.

                                                    1 YEAR         3 YEARS
                                                    ------         -------
     Expenses.....................................    $13            $40

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN ABOVE.

NOTE TO EXPENSE TABLE

    Service Organizations may charge other fees to their customers who are beneficial owners of shares of the Portfolio in connection with their customer accounts. (See "Service and Distribution Plans.")

                       SUMMARY: ABOUT THE PORTFOLIO . . .

OBJECTIVE:

    The Portfolio seeks maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance. The Portfolio may also invest in other equity-related securities such as preferred stocks, convertible preferred stocks, convertible bonds, options, futures, rights and warrants. There can be no assurance that the Portfolio will achieve its stated objective.

HOW IS THE PORTFOLIO MANAGED?

    Tom Johnson Investment Management, Inc. (the "Adviser") believes that maximum total return on investment can be achieved by analysis of current and anticipated economic fundamentals, asset allocation between stocks, cash and cash equivalents in the anticipated economic environment and identification of specific industry groups or specific industries which should benefit as a result of anticipated economic fundamentals. (See "Details on Investment Policies.")

WHO MANAGES THE PORTFOLIO?

    The Adviser is a registered investment adviser. Founded in 1983, the Adviser currently has approximately $1.8 billion in assets under management. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation. (See "Fund Management and Administration.")

WHO SHOULD INVEST IN THE PORTFOLIO?

    The Portfolio is suitable for investors who seek maximum total return in their investments and who are comfortable with the risks associated with investing in stocks and other equity-related securities. (See "Retirement Plans.")

HOW TO INVEST

    The Fund offers shares of beneficial interest of the Portfolio to investors without a sales commission at net asset value next determined after the purchase order is received in proper form. Share purchases may be made through RFI Distributors, a division of Regis Retirement Plan Services, Inc., broker-dealers and financial intermediaries or by sending investments directly to the Fund. The minimum initial investment for the Portfolio is $100,000; the minimum for subsequent investments is $1,000. The officers of the Fund may make certain exceptions to the initial and minimum investment amounts. (See "Buying, Selling and Exchanging Shares.")

DIVIDENDS AND DISTRIBUTIONS

    The Portfolio will normally distribute substantially all of its net investment income in the form of quarterly dividends. Any realized net capital gains will also be distributed annually. Distributions will be reinvested in the Portfolio's shares automatically unless an investor elects to receive cash distributions. (See "Dividends, Capital Gains Distributions and Taxes.")

HOW TO REDEEM

    Shares of the Portfolio may be redeemed on any business day when the New York Stock Exchange ("NYSE") is open, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. The Portfolio's share price will fluctuate with market and economic conditions. Therefore, your investment may be worth more or less when redeemed than when purchased. (See "Buying, Selling and Exchanging Shares.")

                                  RISK FACTORS

    Investing in the Portfolio entails a number of risks as with any stock investment. Like any stock investment, shares of the Portfolio will rise and fall in value depending on market perceptions of the value of the underlying stocks. Share prices may also be affected by overall market movements and by changes in sector or industry performance.

    In addition, you should consider the following factors that could effect the Portfolio's rate of return:

        - The Portfolio may invest in repurchase agreements which entail a risk of loss should the seller default on its transaction.

        - The Portfolio may lend its investment securities which entails a risk of loss should a borrower fail financially.

        - The Portfolio may purchase securities on a when-issued basis which do not earn interest until issued and may decline or appreciate in market value prior to their delivery to the Portfolio.

        - The Portfolio may invest a portion of its assets in derivatives including futures contracts and options.

        - The Portfolio may invest in the securities of foreign issuers which may be subject to additional risk factors, including foreign currency risks, not applicable to securities of U.S. issuers.

        - The fixed income securities held by the Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the securities. The value of fixed income securities can be expected to vary inversely to the changes in prevailing interest rates, i.e., as interest rates decline, the market value of fixed income securities tends to increase and vice versa.

        - The Portfolio may invest in investment grade debt securities, but reserves the right to hold securities that have been downgraded. Adverse economic and corporate changes and changes in interest rates may have a greater impact on issuers of lower rated debt securities which the Portfolio may hold, which may lead to greater price volatility. Also, lower rated securities may be more difficult to value accurately or sell in the secondary market.

        - The Portfolio's performance may depend on the ability of the Adviser who has substantial experience as an investment adviser but limited experience as an adviser to a mutual fund.

    Further information about these risk factors is contained in the "Details on Investment Policies" section of this Prospectus.

                            PERFORMANCE CALCULATIONS

    The Portfolio measures performance by calculating total return. Total return figures are based on historical earnings and are not intended to indicate future performance.

    Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

    The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in the Portfolio's Statement of Additional Information.

    Since this is a new Portfolio, we can offer no information about past portfolio performance. When this information becomes available, you will find it, together with comparisons to appropriate indices, in the Portfolio's Annual Report to Shareholders, which may be obtained without charge.

    Write to "The Regis Fund II" at the address on the front cover of this Prospectus or call 1-800-638-7983 to obtain your free copy of the Annual Report to Shareholders.

                         DETAILS ON INVESTMENT POLICIES

INVESTMENT STRATEGY

    In seeking its investment objective, the Portfolio will invest at least 65% of its total assets, under normal circumstances, in equity securities, consisting primarily of common stock of companies with market capitalizations greater than $200 million at the time of purchase. Furthermore, the Portfolio will invest so that 80% of the Portfolio's common stock holdings will be of issuers with market capitalizations greater than $800 million. The Portfolio may also invest in other equity-related securities such as preferred stock, convertible preferred stock, convertible bonds, options on stock indices, rights and warrants. The Portfolio may also invest up to 35% of its assets in investment grade debt securities which are generally considered to be those securities having one of the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's

Corporation (AAA, AA, A or BBB) or, if unrated, of equivalent quality in the Adviser's judgment. Securities rated Baa or BBB may possess speculative characteristics and may be more sensitive to changes in the economy and the financial condition of issuers than higher rated securities. The Adviser also reserves the right to retain securities which are downgraded by one or both of the rating agencies, if in the Adviser's judgment, the retention of securities is warranted. Up to 20% of the Portfolio's assets may be invested in the securities of foreign issuers.

    The Adviser believes that maximum total return can be achieved by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improving relative performance. Beginning with a thorough analysis of current and anticipated economic fundamentals, examining key economic variables such as the level and direction of interest rates, forecasted growth in the GDP, anticipated gains in corporate profits, inflationary pressures, and money supply growth, as well as other variables, the Adviser is able to determine the basis for asset allocation between stocks and cash and cash equivalents.

    The analysis of key economic variables also helps identify industry groups or specific industries which should benefit as a result of anticipated economic fundamentals. These industry groups are then analyzed in detail beginning with industry screens, going onto individual company analysis, and finally specific purchase recommendations. Of particular interest to the Adviser is the valuation being placed upon the company as well as the forecasted growth in earnings and dividends over the next 1 to 5 years.

    It is anticipated that cash reserves will represent a relatively small percentage of the Portfolio's assets. Under normal circumstances, it will be less than 20%. However, when the Adviser believes that market conditions warrant a defensive position, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "Short-Term Investments and Repurchase Agreements" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defensive position, it may not necessarily be pursuing its stated investment objective.

OTHER INVESTMENT POLICIES

    The Portfolio may also, under normal circumstances, invest up to 35% of its assets, unless restricted by additional limitations described below or in the Portfolio's Statement of Additional Information, in the following securities, investments or investment techniques:

FOREIGN INVESTMENTS

    The Portfolio may invest up to 20% of its assets in foreign securities which involve additional risks not typically associated with investing in domestic securities. Since the securities issued by foreign entities may be denominated in foreign currencies, and the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolio's value may rise or fall depending on currency exchange rates. The Portfolio may also have to pay a fee to convert funds from one currency to another.

    In addition, non-U.S.-based companies are not subject to the same accounting, auditing and financial reporting standards as are domestic companies and may have policies that are not comparable to those of domestic companies. There may be less publicly-available information about non-U.S.-based companies which may make it difficult to make investment decisions. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Political factors may have an impact in the form of confiscatory taxation, expropriation or political instability in international markets.

    Although the Portfolio will seek the most favorable trading costs available in any given market, investors should recognize that foreign commissions are generally higher than those in the U.S. In addition, custodial expenses, that is, fees paid to financial institutions for holding the Portfolio's securities, will generally be higher than would be the case in the U.S.

    Some foreign governments also levy withholding taxes against dividend and interest income. Although in some countries a portion of the taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Portfolio receives from the companies comprising its investments.

AMERICAN DEPOSITARY RECEIPTS

    The Portfolio intends to invest primarily in U.S.-based companies. In addition, the Portfolio may purchase shares of foreign-based companies in the form of American Depositary Receipts (ADRs). Investments in ADRs, which are domestic securities representing ownership rights in foreign companies, will not exceed 25% of the Portfolio's assets. ADRs may be sponsored or unsponsored. Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to the holders of the unsponsored ADR with respect to the deposited securities or pool of securities.

SHORT-TERM INVESTMENTS

    In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including certificates of deposit, bankers acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

REPURCHASE AGREEMENTS

    In a repurchase agreement, the Portfolio purchases a security and, at the same time, arranges to sell it back to the original seller on a predetermined date. The repurchase agreement states the price that the seller will pay for the security plus the interest rate that the purchaser will receive while holding it. In effect, the Portfolio is lending its funds to the seller at an agreed upon interest rate and receiving a security as collateral for the loan. Repurchase agreements can range from overnight to a fixed term. They are a common way to earn interest on short-term funds. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than (1) the repurchase price if such securities mature in one year or less or (2) 101% of the repurchase price if such securities mature in more than one year. The Administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence.

    There are some risks involved in repurchase agreements. If the seller defaults on its agreement to buy back the securities and the value of those securities falls, the Portfolio may incur losses in selling these securities on the open market. Also, if the seller enters bankruptcy, the bankruptcy court may decide that the securities are collateral not within the control of the Portfolio and therefore are subject to sale by the trustee in the bankruptcy. Finally, it is possible that the Portfolio may not be able to prove its ownership of the underlying securities.

    The Adviser believes that these risks can be controlled by carefully reviewing the securities involved in a repurchase agreement as well as the credit rating of the other party in the transaction. The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, bankers acceptances and other short-term securities as outlined above under "Short-Term Investments."

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES

    Occasionally the Portfolio will invest in securities whose terms and characteristics are already known but which have not yet been issued. These are called "when-issued" or "forward delivery" securities. Usually these securities are purchased within a month of their issue date. "Delayed settlements" occur when the Portfolio agrees to buy or sell securities at some time in the future, making no payment until the transaction is actually completed.

    The Portfolio will maintain a separate account of cash, U.S. Government securities or other high-grade debt obligations at least equal to the value of the purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made although the Portfolio may earn income on securities it has deposited in a segregated account.

    The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objective at attractive prices -- not to increase its investment leverage. Securities purchased on a when-issued basis may decline or appreciate in market value prior to their actual delivery to the Portfolio.

FUTURES AND OPTIONS TRANSACTIONS

    In order to remain fully invested, and to reduce transaction costs, the Portfolio may utilize appropriate futures contracts and options to a limited extent. For example, in order to remain fully exposed to the movements of the market, while maintaining liquidity to meet potential shareholder redemptions, the Portfolio may invest a portion of its assets in appropriate futures contracts. As futures contracts only require a small initial margin deposit, the Portfolio would then be able to keep a cash reserve available to meet potential redemptions, while at the same time being effectively fully invested. Also, because transaction costs associated with futures and options may be lower than the costs of investing in securities directly, it is expected that the use of index futures and options to facilitate cash flows may reduce the Portfolio's overall transaction costs. The Portfolio will enter into futures contracts and options for bona fide hedging purposes only and for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the Portfolio's total assets.

    The primary risks associated with the use of futures and options are (1) imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures and options relating to the securities purchased or sold by the Portfolio; and (2) possible lack of a liquid secondary market for a futures contract or option and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Trustees, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market.

RESTRICTED AND ILLIQUID SECURITIES

    The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the liquidity of such investments. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Portfolio's investment limitations. The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. The prices realized from the sales of these securities could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

LENDING OF PORTFOLIO SECURITIES

    The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The Portfolio will not loan portfolio securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. By lending its investment securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees.

    At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. The Portfolio would continue to retain any voting rights with respect to the loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER

    This Portfolio is managed for long-term appreciation rather than short-term trading profits. As a result, the Adviser seeks to keep portfolio turnover below 60%. (A turnover rate of 100% would mean that all securities in the Portfolio would be replaced within a one-year period.) However, portfolio turnover depends to a great degree on market conditions. Occasionally, when the market shifts suddenly or when the prospects for individual stocks change quickly, the Adviser may find it necessary to sell securities which have not been in the Portfolio for very long.

INVESTMENT LIMITATIONS

    To help reduce the Portfolio's exposure to risk in specific situations, it has adopted certain limitations associated with its investments and investment practices. These policies and limitations are considered at the time of purchase. The sale of instruments is not required in the event of a subsequent change in circumstances.

    The Portfolio's limitations are as follows:

    (a) With respect to 75% of its assets, the Portfolio may not own more than 5% of the securities of any single issuer (other than investments issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

    (b) With respect to 75% of its assets, the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer;

    (c) The Portfolio may not invest more than 5% of its assets in securities of issuers (other than securities issued or guaranteed by the U.S. or foreign governments or their political subdivisions) that have (with predecessors) less than 3 years of continuous operation;

    (d) The Portfolio may not invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies;

    (e) The Portfolio may not make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements or by lending its portfolio securities to banks, brokers, dealers or other financial institutions as long as the loans are made in compliance with the 1940 Act, and the rules, regulations and interpretations of the Commission;

    (f) The Portfolio may not borrow except from banks in extraordinary circumstances for temporary or emergency purposes. In this situation, the Portfolio may not (1) borrow more than 33 1/3% of its gross assets and (2) cannot buy additional securities if it borrows more than 5% of its total assets; and

    (g) Pledge, mortgage or hypothecate more than 33 1/3% of its total assets at fair market value.

    The  Portfolio's investment  objective and investment  limitations (a), (b),
(d), (e) and (f.1) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The other investment limitations described here, those not specified as fundamental in the Statement of Additional Information, and the Portfolio's investment policies are not fundamental, and the Fund's Board of Trustees may change them without shareholder approval.

PORTFOLIO TRANSACTIONS

    The Portfolio's Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all the Portfolio's transactions.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers that market shares of the Portfolio. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

    Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the result of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                     BUYING, SELLING AND EXCHANGING SHARES

    Shares of the Portfolio may be purchased without a sales commission directly through RFI Distributors (the "Distributor"), and through broker-dealers, registered representatives, and other financial intermediaries ("Service Organizations") having selling or shareholder service agreements with the Distributor. The shares are sold at the net asset value per share next determined after an order is received by the Fund or the designated Service

Organization. (See "Service and Distribution Plans" and "How Share Prices are Determined.") The minimum initial investment is $100,000, with certain exceptions determined from time to time by the officers of the Fund. The minimum for subsequent investments is $1,000. The officers of the Fund may make certain exceptions to the minimum investment amounts.

    Certain Service Organizations may have established shareholder servicing relationships with the Fund on behalf of their customers. Those Service Organizations may impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares. Each Service Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Service Organizations should consult their Service Organization for information regarding these fees and conditions. Some Service Organizations may receive compensation from the Fund, the Fund's Distributor, the Adviser, or any of the Adviser's affiliates. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

    Service Organizations may enter confirmed purchases on behalf of their customers. If you buy shares of the Portfolio in this manner, the Service Organization must receive your investment order before the close of trading on the NYSE, generally 4:00 p.m. (Eastern Time) and transmit it to the Fund's Transfer Agent (prior to the close of the Transfer Agent's business day) and the Distributor to receive that day's share price with proper payment to the Fund to follow. Proper payment for the order must be received by the Transfer Agent no later than the time when the Portfolio is priced on the following business day. Service Organizations are responsible to their customers, the Fund and the Fund's Distributor for timely transmission of all subscription and redemption requests, investment information, documentation and money.

HOW TO BUY SHARES BY MAIL

    An account also may be opened with the assistance of your Service Organization by completing and signing an Account Registration Form. The original Account Registration Form should be forwarded together with a check payable to The Regis Fund II, through your Service Organization, to:

                               The Regis Fund II
                            The Regis Service Center
                        c/o Mutual Funds Service Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

    Mail the copy of the Account Registration Form (manually signed), without the check, to:

                                RFI Distributors
                      One International Place, 44th Floor
                               100 Oliver Street
                                Boston, MA 02110

    To make additional investments to an account you have already established, simply mail your check directly or through your Service Organization to The Regis Service Center at the address above. Make sure that your account number, account name, the name of the Portfolio and the name of the class of shares are clearly indicated on the check so that we can properly credit your account.

    For both initial and additional investments, your funds will be credited to your account at the next share price calculated for the Portfolio after receipt. Investments received by 4 p.m. will be invested at the share price calculated after the market closes on the same day. (For example, if your check arrives on Tuesday morning, you will purchase shares at the price calculated after the market close on Tuesday.)

HOW TO BUY SHARES BY WIRE

    To make an initial investment by wire, your Service Organization should telephone the Fund's Transfer Agent (toll-free 1-800-638-7983), and provide the account name, address, telephone number, social security or taxpayer identification number, the name of the Portfolio (Service Class Shares), the amount being wired and the name of the bank wiring the funds. (Investors with existing accounts should also notify the Fund prior to wiring funds.) An account number will then be provided to you.

    Once you have an account number, call your bank and instruct them to wire a specified amount to the Fund's custodian, Morgan Guaranty Trust Company of New York ("Custodian Bank"). You will be asked to provide the following information:

                   Morgan Guaranty Trust Company of New York
                               New York, NY 10015
                                ABA #0210-0023-8
                             DDA Acct. #001-73-331
                            F/B/O The Regis Fund II
              Ref: TJ Core Equity Portfolio (Service Class Shares)
                              Your Account Number
                              -------------------
                               Your Account Name
                              -------------------

    After you have instructed the bank to wire the money, you must forward a completed Account Registration Form to your Service Organization or The Regis Service Center as soon as possible. You can obtain forms by calling The Regis Service Center at 1-800-638-7983. Federal Funds purchases will be accepted only on days when the NYSE and the Custodian Bank are open for business.

    Once you have made the initial purchase, you may buy additional shares by wire at any time by following the instructions above. On all wired purchases, funds will be invested at the share price calculated after the next market close.

OTHER PURCHASE INFORMATION

    Non-securities dealer Service Organizations may receive transaction fees that are the same as distribution fees paid to dealers.

    The Fund reserves the right, in its sole discretion, to suspend the offering of shares or reject purchase orders of the Portfolio when, in the judgement of management, such suspension or rejection is in the best interests of the Fund.

    Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

IN-KIND PURCHASES

    Under certain circumstances, investors who own securities may be able to exchange them directly for shares of the Portfolio without converting their investments into cash first. The Portfolio will accept such in-kind purchases only if the securities offered for exchange meet the Portfolio's investment criteria which are set forth in the "Details on Investment Policies" section of this Prospectus. Once accepted, the shares will be valued according to the process described in "How Share Prices are Determined" at the same time the Portfolio's shares are valued. Once a value has been determined for both, an exchange will be made. All dividends, interest, subscription, or other rights pertaining to these securities become the Fund's property; if you receive any such items, you must deliver them to the Fund immediately. Securities acquired by the Portfolio through an in-kind purchase will be acquired for investment and not for resale.

    The Fund will not accept securities for exchange unless they meet the following criteria:

        - The securities are eligible to be included in the Portfolio and market quotes can readily be obtained for them.

        - The investor assures the Fund that the securities are not subject to any restrictions under the Securities Act of 1933 or any other law or regulation.

        - The value of the securities exchanged does not increase the Portfolio's position in any specific issuer's security to more than 5% of the Portfolio's net assets.

RETIREMENT PLANS

    The Portfolio is also suitable for individual tax-deferred retirement plans including 401(k) Defined Contribution Plans and IRA Contributions or Rollovers.

HOW TO SELL SHARES

    You may sell shares by telephone or mail at any time, free of charge. Your shares will be valued at the next price calculated after we receive your instructions to sell.

    Your request should be addressed to:

                            The Regis Service Center
                        c/o Mutual Funds Service Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

or to your Service Organization.

BY MAIL

    To redeem by mail, you should include the following:

        - your share certificates, if we have issued them to you;

        - a letter which tells us how many shares you wish to redeem or, alternatively, what dollar amount you wish to receive;

        - a signature guaranteed by your bank, broker or other financial institution (see "Signature Guarantees" below); and

        - any other necessary legal documents, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    If you are not sure of which documents to send, please contact The Regis Service Center at 1-800-638-7983.

BY TELEPHONE

    To redeem shares by telephone, you must have completed an Account Registration Form and returned it to the Fund. Once this form is on file, simply call the Fund and request the redemption amount to be mailed to you or wired to your bank. The Fund and the Fund's Transfer Agent will employ reasonable precautions to make sure that the instructions communicated by telephone are genuine. You will be asked to provide certain personal identification when you open an account, and again, when you request a telephone redemption. In addition, all telephone transaction requests will be recorded, and investors may be required to provide additional telecopied written instructions of such transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, additional cost or expense for following instructions received by telephone that it reasonably believes are genuine. To change the name of the commercial bank or the account designated to receive redemption proceeds, a written request must be sent to the Fund at the address on the cover of this Prospectus. Requests to change the bank or account must be signed by each shareholder and, each signature must be guaranteed. You cannot redeem shares by telephone if you hold stock certificates for these shares. Please contact one of the Fund's representatives at 1-800-638-7983 for further details.

SIGNATURE GUARANTEES

    To protect your account, the Fund and the Fund's Transfer Agent from fraud, signature guarantees are required for certain redemptions. Signature guarantees are used to verify that the person who authorizes a redemption is, in fact, the registered shareholder. They are required whenever you:

        - redeem shares and request that the proceeds be sent to someone other than the registered shareholder(s) or to an address which is not the registered address; or

        - transfer shares from one Portfolio to another.

    Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. (The Regis Service Center can provide you with a full definition of the term.) You can obtain a signature guarantee at almost any bank as well as through most brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public can not provide a signature guarantee.

    The signature guarantee must appear either:

        - on the written request for redemption; or

        - on a separate instrument for assignment (a "stock power") which should specify the total number of shares to be redeemed; or

        - on all stock certificates tendered for redemption, and, if shares held by the Fund are also being redeemed, then on the letter or stock power.

FURTHER INFORMATION ON SELLING SHARES

    Normally, the Fund will make payment for all shares sold under this procedure within one business day after we receive a request. In no event will payment be made more than seven days after receipt of a redemption (sale) request in good order. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed or under any emergency circumstances as determined by the Commission.

    If the Fund's Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the Portfolio instead of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges when they sell portfolio securities received in payment of redemptions.

HOW TO EXCHANGE SHARES

    You may exchange Service Class Shares of the Portfolio for any other Service Class Shares of a Portfolio included in The Regis Family of Funds which is comprised of the Fund and The Regis Fund, Inc. (For those Portfolios currently offering Service Class Shares, please call The Regis Service Center.) When you exchange shares you sell your old shares and buy new ones, both at the price calculated after the next market close. There is no sales charge for exchanges.

    Exchange requests may be made by phone or letter or through a Service Organization. Telephone exchanges may be made only if the Fund holds all share certificates and if the registration of the two accounts is identical. Telephone exchanges received before 4 p.m. will be processed at the share price set after the market close the same day. Exchanges received after 4 p.m. will be executed at the share price determined at the market close on the following day. For additional information regarding responsibility for the authenticity of telephoned transaction instructions, see "How to Sell Shares - By Telephone" above. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence.

    Neither the Fund nor the Fund's Transfer Agent will take responsibility for ensuring it is indeed the shareholder issuing the exchange orders; however, we may use some of the precautions described above for selling shares. The Fund may also limit both the frequency and the amount of exchanges permitted if it is in the interest of the Fund's shareholders.

    Please review a Portfolio's investment objectives before shifting money into it. Make sure its objectives and strategies fit with your long-term goals. Before exchanging into a Portfolio, read its Prospectus. You may obtain one for the Portfolio(s) you are interested in by calling The Regis Service Center at 1-800-638-7983. Remember, every time you exchange shares of one Portfolio for another, your transaction is counted as a sale of the first security and a purchase of the second. As a result, you may incur a tax liability by exchanging shares if your investment has appreciated since you bought it. Consult your tax adviser to determine your liability for capital gains taxes.

                         SERVICE AND DISTRIBUTION PLANS

    Under the Service Plan for Service Class Shares, adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund may enter into service agreements with Service Organizations (broker-dealers or other financial institutions) who receive fees with respect to the Fund's Service Class Shares owned by shareholders for whom the Service Organization is the dealer or holder of record, or for whom the Service Organization performs Servicing, as defined below. These fees are paid out of the assets allocable to Service Class Shares to RFI Distributors or to the Service Organizations directly or through RFI Distributors. The Fund reimburses RFI Distributors or the Service Organization, as the case may be, for payments made at an annual rate of up to 0.25 of 1% of the average daily value of Service Class Shares owned by clients of such Service Organization during the period payments for Servicing are being made to it. Such payments are borne exclusively by the Service Class Shares. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund shares as the Commission construes such term under Rule 12b-1. The fees payable for Servicing are payable without regard to actual expenses incurred.

    Servicing may include, among other things, one or more of the following rendered with respect to the Service Class shareholders: answering client inquiries regarding the Fund; assisting clients in changing dividend options, account designations and addresses; performing subaccounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Service Class Shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by the Service Organization; arranging for bank wires; and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

    The Glass-Steagall Act and other applicable laws prohibit federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will be engaged to act as a Service Organization only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the Servicing of such shareholders would be sought.

    RFI Distributors promotes the distribution of the Service Class Shares in accordance with the terms of a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides for the use of Fund assets allocable to Service Class Shares to pay expenses of distributing such shares.

    The Distribution Plan and Service Plan (the "Plans") were approved by the Board, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the "12b-1 Trustees"). The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding Service Class Shares of the Portfolio involved.

    While the Plans continue in effect, the selection of the 12b-1 Trustees is committed to the discretion of such persons then in office. The Plans provide generally that a Portfolio may incur distribution and service costs under the Plans which may not exceed in the aggregate 0.75% per annum of that Portfolio's net assets. The Board has currently limited aggregate payments under the Plans to 0.50% per annum of a Portfolio's net assets. The Service Class Shares offered by this Prospectus currently are not making payments under the Distribution Plan. Upon implementation, the Distribution Plan would permit payments to the Distributor, broker-dealers, other financial institutions, sales representatives or other third parties who render promotional and distribution services, for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of Service Class Shares and for the printing of prospectuses sent to prospective purchasers of Service Class Shares of the Portfolio.

    Although the Plans may be amended by the Board of Trustees, any changes in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders of the Class involved. The total amounts paid under the foregoing arrangements may not exceed the maximum limits specified above, and the amounts and purposes of expenditures under the Plans must be reported to the 12b-1 Trustees quarterly. The amounts allowable under the Plans for each Class of Shares of the Portfolios are also limited under certain rules of the National Association of Securities Dealers, Inc.

    In addition to payments by the Fund under the Plans, United Asset Management Corporation, the parent company of the Adviser, or the Adviser may, at its own expense, compensate a Service Organization or other person for marketing, shareholder servicing and other services performed with respect to a Portfolio or any class of shares of a Portfolio. The Adviser may make such payments out of its investment advisory fee, its past profits or any other source available to it.

                        HOW SHARE PRICES ARE DETERMINED

    The value of each share of the Portfolio is calculated every day that the NYSE is open. This means that shares are valued after the market close, generally 4 p.m. Eastern time on Monday through Friday, except for major holidays when the NYSE is closed.

    The value of each share is determined by adding up the total market value of all the securities in the Portfolio plus cash and other assets, deducting liabilities and then dividing by the total number of shares outstanding.

    For stocks, we use the last quoted trading price as the market value. For listed stocks, we use the price quoted by the exchange on which the stock is primarily traded. Unlisted stocks and listed stocks which have not been traded on the valuation date, or for which market quotations are not readily available, are valued at a price between the last price asked and the last price bid. Net asset value includes interest on bonds and other fixed income securities which is accrued daily. Bonds and other fixed income securities are valued according to the broadest and most representative market which will ordinarily be the over-the-counter market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued.

    For valuation purposes, all securities initially expressed in a foreign currency are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank or by a broker.

    The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Fund's Board of Trustees.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS

    Stocks generate income in the form of dividends. The Portfolio will normally distribute substantially all of its net investment income from its investments, as well as any interest earned from short-term investments, to shareholders in the form of quarterly dividends. This means that the amount of income each share has earned over the past quarter will be determined and subtracted from the total share value. The income is then either distributed to you in cash or reinvested in Portfolio shares at the new after-dividend price, depending on your instructions to the Portfolio. Unless you specifically tell us to distribute dividend income in cash, however, we will assume you want this income reinvested. By law, you must pay taxes on any dividend you receive on your investments whether distributed in cash or reinvested in shares. The Portfolio will send you a statement at the end of the year telling you exactly how much dividend income you have earned for tax purposes.

CAPITAL GAINS

    Capital   gains  are  another  source  of  appreciation  to  the  Portfolio.
Basically, a capital gain is an increase in the value of a stock or bond. However, for tax purposes, the Portfolio does not need to "realize" or declare a capital gain unless it sells a stock or bond which has appreciated.

    You can incur capital gains in two ways. First, if the Portfolio buys a stock or bond at one price, then sells it at a higher price, it will realize a capital gain. At the end of the year, the capital gains the Portfolio has made are added up and capital losses are subtracted. If any net capital gains are realized, the Portfolio will normally distribute such gains annually. You will receive a statement at the end of the year informing you of your share of the Portfolio's capital gains.

    The second way to incur capital gains is to sell or exchange your shares. If you sell shares at a higher price than you bought them you will be responsible for paying taxes on your gain. There are several ways to determine your tax liability, and we suggest you contact a qualified tax adviser to help you decide which is best for you.

TAXES

    The Portfolio intends to qualify each year as a "regulated investment company" under Federal tax law, and if it qualifies, the Portfolio will not be liable for Federal income taxes because it will have distributed all its net investment income and net realized capital gains to shareholders. Shareholders will then have to pay taxes on dividends, whether they are distributed as cash or are reinvested in shares, and on net short-term capital gains. Dividends and short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Such dividends and distributions may be subject to state and local taxes. Redemptions of shares in the Portfolio are taxable events for Federal income tax purposes. A shareholder may also be subject to state and local taxes on such redemptions.

    Dividends declared in October, November and December to shareholders of record in such a month will be treated as if they had been paid by the Fund and received by the shareholders on December 31 of the same calendar year, provided that the dividends are paid before February of the following year.

    The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form or on a separate form supplied by the Fund that your Social Security or Taxpayer Identification Number you have provided is correct and that you are not currently subject to backup withholding or that you are exempt from backup withholding.

    Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes reduce the Portfolio's dividends but are included in the taxable income reported on your tax statement. You may be able to claim an offsetting tax credit or itemized deduction for foreign taxes paid by the Portfolio. Your tax statement will generally show the amount of foreign tax for which a credit or deduction may be available.

                       FUND MANAGEMENT AND ADMINISTRATION

THE INVESTMENT ADVISER

    The Adviser is a registered investment adviser formed in 1983 with business offices located at Two Leadership Square, 211 North Robinson, Suite 450,
Oklahoma City, Oklahoma. It is a wholly-owned subsidiary of United Asset Management Corporation and provides and offers investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts, estates and other institutions and investors. The Adviser currently has approximately $1.8 billion in assets under management.

    The Portfolio pays an annual fee in monthly installments to the Adviser for advisory services. This fee is calculated every month as a percentage of the average net assets in the Portfolio for that month. The percentage fee on an annual basis is 0.75%.

    Although the advisory fee rate payable by the Portfolio is higher than the rate payable by most mutual funds, the Fund believes it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective.

    The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Adviser and its parent company may also make payments to unaffiliated brokers who perform distribution, marketing, shareholder and other services with respect to the Portfolio.

    The investment professionals at the Adviser who are responsible for the day-to-day management of the Portfolio and their qualifications are as follows:

    THOMAS E. JOHNSON, CFA, PRESIDENT, SENIOR PORTFOLIO MANAGER -- Texas Tech University, B.B.A., 1963; Texas Tech University, M.B.A., 1964; President and Senior Portfolio Manager, Tom Johnson Investment Management, Inc., 1983-Present.

    JERRY WISE, CFA, CPA, EXECUTIVE VICE PRESIDENT, SENIOR PORTFOLIO MANAGER -- Oklahoma University, B.B.A., 1978; Oklahoma University, M.B.A., 1984; Executive Vice President and Senior Portfolio Manager, Tom Johnson Investment Management, Inc., 1986-Present.

    RICHARD PARRY, CFA, VICE PRESIDENT, SENIOR PORTFOLIO MANAGER -- University of Colorado, B.S., 1979; Oklahoma City University, M.B.A., 1983; Vice President and Senior Portfolio Manager, Tom Johnson Investment Management, Inc., 1989-Present.

    THOMAS GILES, CFA, PORTFOLIO MANAGER -- University of Texas, B.B.A., 1979; University of Texas, M.B.A., 1982; Portfolio Manager, Tom Johnson Investment Management, Inc., 1989-Present.

    JAMES MCGLYNN, CFA, PORTFOLIO MANAGER -- University of Texas at Austin, B.B.A., 1980; Securities Analyst/Portfolio Manager, Securities Management Research, 1990-1991; Portfolio Manager, Tom Johnson Investment Management, Inc., 1991-Present.

    JOHN SHEPLEY, CFA, PORTFOLIO MANAGER -- Midwestern State University, B.B.A.,
1982;   Portfolio  Manager,  Sauder  Management  Company,  1983-1990;  Portfolio
Manager, Tom Johnson Investment Management, Inc., 1990-Present.

    DOUGLAS A. HAWS, TRADER -- University of Oklahoma, B.B.A., 1993; Internal Auditor, Union Pacific Corporation, May, 1993-October, 1994; Trader, Tom Johnson Investment Management, Inc., October, 1994-Present.

THE ADMINISTRATOR

    United States Trust Company of New York ("U.S. Trust"), through its affiliate, Mutual Funds Service Company, provides all administrative, fund accounting, dividend disbursing and transfer agent services to the Fund.

    The Chase Manhattan Corporation, parent company of The Chase Manhattan Bank, N.A. ("Chase") and U.S. Trust have entered into a merger agreement which, when completed, will transfer U.S. Trust's securities processing businesses, including Mutual Funds Service Company to Chase. It is anticipated that this transaction will be completed in the summer of 1995, and will not affect the nature or quality of the administrative services furnished to the Fund and its Portfolios.

    According to the Fund Administration Agreement, the Portfolio pays the administrator a fee for its services. This fee is a portion of the total fee paid by all the Regis Portfolios. On an annualized basis, this total fee equals:

                      0.20% of the first $200 million in combined Fund assets 0.12% of the next $800 million in combined Fund assets 0.08% on assets over $1 billion but less than $3 billion 0.06% on assets over $3 billion

    Fees are allocated among the Portfolios on the basis of their relative assets and are subject to a designated minimum fee schedule per Portfolio which ranges from $2,000 per month upon inception of a Portfolio to $70,000 annually after two years.

THE DISTRIBUTOR

    The Distributor, a division of Regis Retirement Plan Services Inc., a wholly-owned subsidiary of United Asset Management Corporation, distributes the shares of the Fund. Under the Fund's Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distributor does not receive any fee or other compensation under the Agreement (except as described under "Service and Distribution Plans" above). The Agreement continues in effect as long as the Fund's Board of Trustees, including a majority of the Trustees who are not parties to the Agreement or interested persons of any such party, approve it on an annual basis. The Agreement provides that the Fund will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

CUSTODIAN

    Morgan Guaranty Trust Company of New York serves as custodian of the Fund's assets.

ACCOUNTANTS

    Price Waterhouse LLP acts as the independent accountants for the Fund and audits its financial statements annually.

ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT

    Mutual Funds Service Company, 73 Tremont Street, Boston, MA 02108, acts as administrator, transfer agent and dividend disbursing agent for the Fund.

REPORTS

    Investors will receive unaudited semi-annual financial statements and annual financial statements audited by Price Waterhouse LLP.

SHAREHOLDER INQUIRIES

    Shareholder inquiries may be made by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-638-7983.

LITIGATION

    The Fund is not involved in any litigation.

PRINCIPAL BUSINESS ADDRESS OF DISTRIBUTOR

    RFI Distributors
    One International Place, 44th Floor
    100 Oliver Street
    Boston, Massachusetts 02110

                            GENERAL FUND INFORMATION

    The Portfolio is one of a series of investment portfolios available through The Regis Fund II, an open-end investment company known as a "mutual fund." Each of the Portfolios which make up the Fund have different investment objectives and policies. Together, the Portfolios offer a diverse set of risk and return characteristics to suit a wide range of investor needs. The Fund was organized on May 18, 1994 as a Delaware business trust. Several of the Fund's Portfolios may offer two separate classes of shares, Institutional Class Shares and Institutional Service Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Service Class Shares bear fees payable by the class (at the maximum rate of
 .25% per annum) to financial institutions for services they provide to the owners of such shares. (See "Service and Distribution Plans.")

DESCRIPTION OF SHARES AND VOTING RIGHTS

    The   Officers  of  the  Fund  manage  its  day-to-day  operations  and  are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers.

    The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

    The shares of each Portfolio and class have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of a Portfolio and are identical in all respects except that the Institutional Service Class Shares bear certain expenses related to shareholder servicing, may bear expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Fund will not ordinarily hold shareholder meetings except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR ITS REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.